Note 1 - Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Nature of Operations [Text Block]
1.     Description of Company

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing human vaccines using our novel platform technology. Our current development programs are focused on vaccines against Ebola and Marburg viruses, and Human Immunodeficiency Virus (HIV). Our vaccine delivery technology generates virus-like particles (VLPs) that are effective at eliciting safe and effective immune responses. Our proprietary Ebola vaccine technology has been developed internally using technology licensed from the National Institutes of Health (NIH), while our HIV vaccine technology was developed in collaboration with Emory University, the NIH, and the
Centers for Disease Control and Prevention (CDC) and is exclusively licensed to us.
GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia.

1.	Description of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing innovative human vaccines using our novel DNA/MVA platform technology. Our lead programs are focused on Ebola virus and Human Immunodeficiency Virus (HIV). Our vaccine delivery technology generates virus-like particles (VLPs) that are effective at eliciting safe and effective immune responses. All of the clinical trials for our preventive HIV vaccine have been conducted by the HIV Vaccine Trials Network (HVTN) with funding from the National Institutes of Health (NIH). Our proprietary Ebola vaccine technology has been developed internally, while our HIV vaccine technology was developed in collaboration with Emory University, the NIH, and the
Centers for Disease Control and Prevention (CDC) and is exclusively licensed to us.

Our most advanced vaccines under development address the clade B subtype of the HIV virus that is most prevalent in the developed world – primarily North America and Western Europe. Our preventive clade B HIV vaccine has successfully completed Phase 2a clinical trials and we are currently planning the next stage of human clinical testing. We are also planning clinical trials to evaluate our clade B HIV vaccine as an immunotherapy agent for individuals already infected with HIV. We have begun early-stage preclinical studies to develop HIV vaccine candidates for the clade C subtype of HIV prevalent in the developing world. Our Ebola vaccine development efforts were initiated in 2014 and we expect to conduct preclinical animal studies during 2015, with the goal of beginning human clinical testing in 2016.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration (FDA) in the United States, by the European Medicines Agency (EMA) in the European Union, and by comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain and may take many years and may involve expenditure of substantial resources. Our goal is to build a profitable company by generating income from products we develop and commercialize, either alone or with one or more potential strategic partners.

GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).